Particulars of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2024 HKD ($)	Dec. 31, 2025 CNY (¥)
Disclosure of subsidiaries [line items]
Issued and fully paid ordinary share | $	$ 1,560	$ 1,560
Insighta Limited
Disclosure of subsidiaries [line items]
Issued and fully paid ordinary share | $	$ 10,000
Directly held:	10000.00%	10000.00%
明察康健(深圳)科技有限责任公司
Disclosure of subsidiaries [line items]
Issued and fully paid ordinary share			¥ 10,000,000
Indirectly held:	10000.00%	10000.00%
得易健康产业(深圳)有限责任公司
Disclosure of subsidiaries [line items]
Issued and fully paid ordinary share			100,000
Indirectly held:	10000.00%	10000.00%
得易健康生物(广州)有限公司
Disclosure of subsidiaries [line items]
Issued and fully paid ordinary share			¥ 20,000,000
Indirectly held:	10000.00%	10000.00%